Voya Short Duration Bond Fund Investment Objectives and Goals - Class A C I R R6 and W Shares [Member] - Voya Short Duration Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Short Duration Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum total return.